Note 9 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2025
Notes Tables
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2024	482,973	$2.85
Granted	36,228	3.07
Vested	(117,636)	3.22
Forfeited	(6,934)	2.76
Balance at October 31, 2025	394,631	$2.76